Income Taxes (Details) - Schedule of Components of Income Tax - Income Tax Provision [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Taxes (Details) - Schedule of Components of Income Tax [Line Items]
Current income tax provision	$ 218,962	$ 1,205,276	$ 1,464,674
Deferred income tax benefit	455,602	(334,045)	(47,802)
Total	$ 674,564	$ 871,231	$ 1,416,872